UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Harvest Capital Management Inc.
Address:  114 North Main Street
Suite 302
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jane P. Bates
Title:	Operations Manager
Phone:	603-224-2994
Signature, Place, and Date of Signing:

					Concord, NH	July 26, 2001

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: 107,774



List of Other Included Managers:  None.

No.  13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner (AOL)          COM              00184A105     5684   107244 SH       SOLE                   107244
Abbott Labs (ABT)              COM              002824100      679    14150 SH       SOLE                    14150
American Express (AXP)         COM              025816109     3540    91245 SH       SOLE                    91245
American Home Products (AHP)   COM              026609107      435     7400 SH       SOLE                     7400
American Int'l Group (AIG)     COM              026874107      754     8868 SH       SOLE                     8868
Amgen, Inc. (AMGN)             COM              031162100      267     4400 SH       SOLE                     4400
BP PLC (BP)                    COM              055622104     2668    53529 SH       SOLE                    53529
Banc One Corp (ONE)            COM              06423A103      856    23900 SH       SOLE                    23900
BellSouth (BLS)                COM              079860102      312     7743 SH       SOLE                     7743
Bemis Company (BMS)            COM              081437105     1197    29800 SH       SOLE                    29800
Bristol Myers Squibb (BMY)     COM              110122108     3831    73256 SH       SOLE                    73256
CVS Corp (CVS)                 COM              126650100      230     5950 SH       SOLE                     5950
Capstone Turbine Corp. (CPST)  COM              14067D102      245    11075 SH       SOLE                    11075
Chevron (CHV)                  COM              166751107      355     3920 SH       SOLE                     3920
Cisco (CSCO)                   COM              17275R102     2102   115507 SH       SOLE                   115507
Citigroup (C)                  COM              172967101     4418    83602 SH       SOLE                    83602
Coca Cola (KO)                 COM              191216100     3000    66660 SH       SOLE                    66660
Colgate Palmolive (CL)         COM              194162103     4293    72777 SH       SOLE                    72777
Corning Inc (GLW)              COM              219350105      174    10425 SH       SOLE                    10425
Costco (COST)                  COM              22160K105      222     5400 SH       SOLE                     5400
Deere & Co. (DE)               COM              244199105     3521    93035 SH       SOLE                    93035
Enron Corp (ENE)               COM              293561106     1685    34315 SH       SOLE                    34315
Estee Lauder (EL)              COM              518439104     4259    98815 SH       SOLE                    98815
ExxonMobil (XOM)               COM              30231G102     3362    38494 SH       SOLE                    38494
Fedex Corp (FDX)               COM              31428X106     2152    53520 SH       SOLE                    53520
Fenwal Controls of Japan Ltd   COM              J1346Y106      149    29000 SH       SOLE                    29000
Ford Motor Co (F)              COM              345370860     3609   146986 SH       SOLE                   146986
Freddie Mac (FRE)              COM              313400301     2442    35886 SH       SOLE                    35886
Gannett Co., Inc. (GCI)        COM              364730101     3443    52245 SH       SOLE                    52245
General Electric (GE)          COM              369604103     4413    90523 SH       SOLE                    90523
Gillette Co (G)                COM              375766102      378    13050 SH       SOLE                    13050
Home Depot Inc (HD)            COM              437076102     2653    56995 SH       SOLE                    56995
IBM (IBM)                      COM              459200101      302     2671 SH       SOLE                     2671
Intel (INTC)                   COM              458140100     3095   105821 SH       SOLE                   105821
J.P. Morgan Chase (JPM)        COM              46625H100      352     7885 SH       SOLE                     7885
Johnson & Johnson (JNJ)        COM              478160104     2684    53680 SH       SOLE                    53680
Mattel Inc (MAT)               COM              577081102      854    45150 SH       SOLE                    45150
Merck (MRK)                    COM              589331107     3640    56951 SH       SOLE                    56951
Microsoft Corp (MSFT)          COM              594918104     1408    19287 SH       SOLE                    19287
Oracle Corp. (ORCL)            COM              68389X105     3098   163043 SH       SOLE                   163043
Pepsico (PEP)                  COM              713448108      215     4860 SH       SOLE                     4860
Pfizer Inc. (PFE)              COM              717081103      294     7337 SH       SOLE                     7337
Regent Ventures Ltd. (REV.CN)  COM              75890F101        1    10000 SH       SOLE                    10000
Royal Dutch (RD)               COM              780257804     1686    28932 SH       SOLE                    28932
SBC Communications (SBC)       COM              78387G103      301     7508 SH       SOLE                     7508
Schering Plough Corp (SGP)     COM              806605101      289     7966 SH       SOLE                     7966
ServiceMaster (SVM)            COM              81760N109     2337   194725 SH       SOLE                   194725
Solutia Inc (SOI)              COM              834376105     1912   149925 SH       SOLE                   149925
Staples Inc (SPLS)             COM              855030102     2979   186284 SH       SOLE                   186284
Target Corp (TGT)              COM              87612E106     1574    45500 SH       SOLE                    45500
Texas Instruments Inc (TXN)    COM              882508104     2441    76515 SH       SOLE                    76515
Tyco Int'l Ltd (TYC)           COM              902124106     2404    44098 SH       SOLE                    44098
Verizon Comm. (VZ)             COM              92343V104      553    10340 SH       SOLE                    10340
Viacom Class B (VIA.B)         COM              925524308     5795   111979 SH       SOLE                   111979
Walmart (WMT)                  COM              931142103      480     9827 SH       SOLE                     9827
Archstone Comm. Trust          RTS              039581103      237     9200 SH       SOLE                     9200
Berger Small Co Growth Fund                     084045103       50 12499.121SH       SOLE                12499.121
John Hancock Reg Bk Fd Cl A                     409905106      246 5468.369 SH       SOLE                 5468.369
Royce Low-Priced Stock Fund                     780905808      154 13294.198SH       SOLE                13294.198
Weitz Value                                     949045108      220 6062.850 SH       SOLE                 6062.850
Harbor Bond Fund                                411511108      119 10588.465SH       SOLE                10588.465
Mass Mutual Corp Investors                      576292106      467 18925.000SH       SOLE                18925.000
Vanguard Total Bond Market Ind                  921937108      263 26178.571SH       SOLE                26178.571